Consolidated Balance Sheets - USD ($) $ in Millions	Sep. 30, 2017	Dec. 31, 2016		Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 144	$ 228		$ 221
Accounts receivable (net of allowance for doubtful accounts)	332	280		292
Inventory, Raw Materials, Net of Reserves	152	119		143
Inventory, Finished Goods, Net of Reserves	276	271		238
Other Assets, Current	64	50		48
Assets, Current	968	948		942
Equity Method Investments	19	20		19
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent	13	9		9
Other Assets, Noncurrent	11	20		19
Land	78	74		73
Buildings and Improvements, Gross	327	307		293
Machinery and Equipment, Gross	1,100	959		875
Property, Plant and Equipment, Gross	1,505	1,340		1,241
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(354)	(265)		(134)
Property, Plant and Equipment, Net	1,151	1,075		1,107
Goodwill	216	211		211
Intangible Assets, Net (Excluding Goodwill)	308	323		356
Inventories [Abstract]
Assets	2,686	2,606	[1]	2,663	[1]
Current liabilities:
Trade payables	274	238		223
Long-term Debt, Current Maturities	36	36		36
Accrued expenses and other liabilities	109	123		83
Interest Payable, Current	25	11		11
Accrued Salaries, Current	60	61		43
Taxes Payable, Current	6	8		5
Liabilities, Current	510	477		401
Liabilities	2,169	2,124		2,037
Other Liabilities	70	73
Liabilities, Noncurrent
Other Liabilities, Noncurrent		73		64
Pension and Other Postretirement and Postemployment Benefit Plans, Liabilities		341		333
Long-term Debt, Excluding Current Maturities	1,185	1,167		1,169
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	337	341
Deferred Tax Liabilities, Net, Noncurrent	67	66		70
Deficit:
Common Stock, Value, Issued	0	0
Stockholders' Equity Attributable to Parent	517	482
Common Stock, Value, Outstanding		0		0
Additional Paid in Capital	867	864
Additional paid-in capital		864		861
Accumulated deficit	(325)	(306)		(143)
Accumulated other comprehensive income	(25)	(76)		(92)
Total Momentive Performance Material's deficit	517	482		626
Liabilities and Equity	$ 2,686	$ 2,606		$ 2,663

[1]	Deferred income tax assets are included within Corporate as reconciling amounts to the Company's total assets as presented on the Consolidated Balance Sheets.